COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

20.                               COMMITMENTS AND CONTINGENCIES

Operating lease commitments

The Group has entered into operating lease agreements principally for its office spaces. Rental expenses under operating leases were US$2,842, US$2,541 and US$2,752 for the years ended December 31, 2010, 2011 and 2012, respectively.

Future minimum lease payments under such non-cancelable leases as of December 31, 2012 are as follows:

2013	1,813
2014	1,359
2015	913
2016	913
2017 and thereafter	3,307
Total	8,305

Legal contingencies

The Company initially acquired its Hong Kong operation (“Previous HK Operations”) in 2006 through the Company and Triumph. Under applicable Hong Kong law, the Company and Triumph were deemed to have established a place of business and carrying on business in Hong Kong, and therefore, both were required to obtain business registration certificates from the Business Registration Office of the Hong Kong government and to be registered with the Companies Registry of the Hong Kong government within one month of their acquisition of its Previous HK Operations. The Company did not obtain such certificates or undertake such registration and accordingly, the Company’s Previous HK Operations were not fully compliant with registration requirements in Hong Kong. As a result of such non-compliance, the Company could be subject to a fine for each day of non-compliance and a maximum one-time fine. As of December 31, 2011, no losses with respect to this contingency were accrued. There has been no prosecution initiated by the relevant authorities. If such action were to be taken, the penalty that the Company would incur could be in the range from zero to a maximum of US$264 up to November 5, 2010. The Company is unable to reasonably estimate the actual amount that it may have to pay if the authorities were to become aware of the non-compliance and were to commence proceedings.

In addition, as an employer, The Company’s Previous HK Operations were required to comply with legal obligations with regard to mandatory provident funds and compensation insurance for its employees under the Mandatory Provident Fund Schemes Ordinance (Cap. 485), or MPFSO, and under the Employees’ Compensation Ordinance (Cap. 282), or ECO, of the Hong Kong laws, respectively. The Company’s Previous HK Operations were not compliant with certain provisions of the MPFSO for a duration of approximately 10 months between 2006 and 2007 by failing to ensure, in relation to one employee at the time that such employee becomes a member of a registered mandatory provident fund scheme and to make and deduct the respective employer and employee mandatory provident fund contributions in a total amount of HK$20,000 to the employee’s account of such scheme. The Company’s Previous Hong Kong Operations were also not compliant with certain provisions of the ECO by failing to take out worker’s compensation insurance in relation to the said one employee.

As a result of the foregoing, the Company may be subject to fines, penalties and/or prosecutions under local laws and regulations. In recent enforcement cases under the MPFSO, defaulting employer(s) have been ordered to repay all unpaid contributions, and a surcharge or a penalty of the higher of US$0.6 or 5% of the total unpaid amount. The Company’s Previous HK Operations have made up these default contributions into the relevant employee’s mandatory provident fund scheme account and have been in compliance with its legal obligations under the MPFSO since October 2007. Furthermore, with respect to the failure to take out compensation insurance, any fines, penalties and/or prosecutions may include but not be limited to facing a maximum fine of US$13. Up to November 5, 2010, none of the Company’s Previous HK Operations’ employees have been injured whilst at work and the Company’s Previous HK Operations have been in full compliance with the ECO since March 2010. There has been no prosecution initiated by the relevant authorities or employees and the Company believes that if such action were to be taken, the actual penalty that the Company could incur would be insignificant. As of December 31, 2011 and December 31, 2012, no losses with respect to this contingency were accrued.

Securities Class Action:

The Company were named as a defendant in a putative securities class action filed in the United States District Court for the Southern District of New York: Michael Fox v. Camelot Information Systems Inc., et al., Civil Action No. 12 CIV 0086 (filed on January 5, 2012). The complaint in this action also named as defendants our current and former directors and officers. The complaint also named underwriters for the Company’s initial public offering in July 2010 and the follow-on offering in December 2010.

Plaintiffs allege that the Company made various misstatements and omissions regarding the business practices and financial results in violation of the federal securities laws. Specifically, plaintiffs allege that the Company failed to disclose negative trends in the business, including those with respect to the the employees and most important customers. Plaintiffs seek to represent a class of all persons who purchased or otherwise acquired the the Company’s ADSs between July 21, 2010 and September 28, 2011, and/or who acquired shares of the Company’s ADSs pursuant to or traceable to the allegedly false and misleading registration statements and prospectuses issued in connection with our initial public offering and follow-on offering.  By order dated June 6, 2012, and pursuant to the Private Securities Litigation Reform Act, Judge Gardephe appointed lead plaintiffs and lead counsel in the case. Pursuant to a stipulation executed by the parties to the action, lead plaintiffs filed their consolidated amended complaint on September 6, 2012, and subsequently filed a corrected amended class action complaint on September 28, 2012.  The Company have filed a motion to dismiss the corrected amended class action complaint, which has been briefed by the parties and is currently pending before the court.